UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 117.5%
Corporate — 2.4%
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, Series A,
AMT 6.75%, 10/01/18	$ 600	$ 674,538
County/City/Special District/School District — 17.9%
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	1,500	1,578,690
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	600	623,562
Mifflin County School District, GO
(Syncora), 7.50%, 9/01/22	200	244,876
Owen J Roberts School District, GO,
4.75%, 11/15/25	700	731,227
Philadelphia School District, GO,
Refunding, Series A (AMBAC), 5.00%,
8/01/15	1,000	1,123,630
Philadelphia School District, GO, Series
E, 6.00%, 9/01/38	100	106,549
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	500	505,880
		4,914,414
Education — 13.0%
Cumberland County Municipal Authority,
RB, AICUP Financing Program,
Dickinson College Project, 5.00%,
11/01/39	200	191,916
Delaware County Authority
Pennsylvania, RB, Villanova University,
5.25%, 12/01/31	100	104,286
Lancaster Higher Education Authority,
RB, Franklin & Marshall College
Project, 5.00%, 4/15/37	500	500,630
Pennsylvania Higher Educational
Facilities Authority, RB, Lafayette
College Project, 6.00%, 5/01/30	1,250	1,259,500
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Trustees of the University of
Pennsylvania, Series C, 4.75%,
7/15/35	500	501,180

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Education (concluded)
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	$ 350	$ 377,639
Wilkes-Barre Finance Authority,
Refunding RB, Wilkes University
Project, 5.00%, 3/01/37	700	631,862
		3,567,013
Health — 40.9%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	470	345,445
Berks County Municipal Authority,
Refunding RB, Reading Hospital &
Medical Center Project, Series A-3,
5.50%, 11/01/31	500	523,795
Bucks County IDA, Refunding RB,
Pennswood Village Project, Series A,
6.00%, 10/01/12 (a)	1,400	1,598,128
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	488,045
Geisinger Authority, RB, Series A, 5.13%,
6/01/34	500	510,950
Lehigh County General Purpose
Authority, Refunding RB, Hospital,
Saint Luke's Bethlehem, 5.38%,
8/15/13 (a)	3,520	4,043,283
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	210	204,187
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	345	320,081
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	370	364,280
Montgomery County IDA Pennsylvania,
RB, Acts Retirement Life Community,
5.25%, 11/15/28	1,250	1,166,413

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guaranty Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Montgomery County IDA Pennsylvania,
RB, Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	$ 400	$ 316,464
Southcentral General Authority
Pennsylvania, Refunding RB,
Wellspan Health Obligor Group,
Series A, 6.00%, 6/01/29	1,250	1,356,925
		11,237,996
Housing — 12.6%
Pennsylvania HFA, RB, Series 95-A,
AMT, 4.90%, 10/01/37	1,000	953,360
Pennsylvania HFA, RB, Series 103C,
5.40%, 10/01/33	250	259,353
Pennsylvania HFA, Refunding RB,
Series 96-A, AMT 4.70%, 10/01/37	490	443,396
Pennsylvania HFA, Refunding RB,
Series 97A, AMT 4.65%, 10/01/31	1,300	1,202,838
Pennsylvania HFA, Refunding RB,
Series 99A, AMT 5.15%, 4/01/38	100	99,404
Pennsylvania HFA, Refunding RB,
Series 105C, 5.00%, 10/01/39	500	504,360
		3,462,711
State — 9.0%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	825	896,082
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/29	275	296,937
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	1,000	1,023,610
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC), 5.00%,
11/15/33	250	255,957
		2,472,586
Transportation — 15.4%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%, 6/15/37	1,150	1,095,594
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.25%,
11/01/31	1,000	1,008,650
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT, 6.38%,
11/01/41	1,000	1,010,200
Pennsylvania Turnpike Commission, RB,
CAB, Sub-Series E, 6.47%,
12/01/38 (b)	385	243,085
Pennsylvania Turnpike Commission, RB,
Series A (AMBAC), 5.25%, 12/01/32	870	875,098
		4,232,627
Utilities — 6.3%
City of Philadelphia Pennsylvania, RB,
Series A, 5.25%, 1/01/36	100	101,778

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Delaware County IDA Pennsylvania, RB,
Water Facilities, AMT (NPFGC), 6.00%,
6/01/29	$ 1,250	$ 1,253,125
Montgomery County IDA Pennsylvania,
RB, Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.25%, 7/01/42	300	283,083
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	100	102,368
		1,740,354
Total Municipal Bonds in Pennsylvania		32,302,239
Guam — 0.9%
County/City/Special District/School District — 0.9%
Territory of Guam, RB, Section 30,
Series A, 5.75%, 12/01/34	250	252,785
Total Municipal Bonds in Guam		252,785
Puerto Rico — 22.6%
Education — 4.0%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Ana G. Mendez University System
Project, 5.00%, 3/01/26	1,250	1,096,263
State — 16.0%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	1,385	1,448,197
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series N, 5.00%, 7/01/37	300	263,883
Puerto Rico Public Finance Corp., RB,
Commonwealth Appropriation,
Series E, 5.50%, 2/01/12 (a)	1,495	1,631,688
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,064,100
		4,407,868
Utilities — 2.6%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A,
6.00%, 7/01/38	200	202,358
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	500	503,995
		706,353
Total Municipal Bonds in Puerto Rico		6,210,484

2 BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U. S. Virgin Islands — 0.3%
State — 0.3%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	$ 100 $	88,856
Total Municipal Bonds in the U.S. Virgin Islands 88,856
Multi-State — 13.3%
Housing — 13.3%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (c)(d)	3,948	3,661,363
Total Municipal Bonds – 154.6% 42,515,727
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
Pennsylvania — 3.7%
Health — 3.7%
Geisinger Authority, RB, Series A, 5.25%,
6/01/39	1,000	1,025,910
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 3.7%		1,025,910
Total Long-Term Investments
(Cost – $43,219,554) – 158.3%		43,541,637
Short-Term Securities
Pennsylvania — 1.2%
City of Philadelphia Pennsylvania,
RB, VRDN, Fifth Series A-2, 0.20%,
2/05/10 (f)	300	300,000
	Shares
Money Market Funds — 0.0%
CMA Pennsylvania Municipal Money
Fund 0.00% (g)(h)	25,378	25,378
Total Short-Term Securities
(Cost – $325,378) – 1.2%		325,378
Total Investments
(Cost – $43,544,932*) – 159.5%		43,867,015
Other Assets Less Liabilities – 1.7%		467,894
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.8)%		(500,195)
Preferred Shares, at Redemption Value – (59.4)%		(16,325,599)
Net Assets Applicable to Common Shares – 100.0% $		27,509,115

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 43,139,428
Gross unrealized appreciation	$ 1,434,782
Gross unrealized depreciation		(1,207,195)
Net unrealized appreciation	$ 277,587
(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(g) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
	Net
Affiliate	Activity	Income
CMA Pennsylvania Municipal
Money Fund	$ (74,592) $	127
(h)Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 3

of BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Schedule Investments (concluded)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in the semi annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 – Short-Term Securities	$ 25,378
Level 2:
Long-Term Investments1	$ 43,541,637
Short-Term Securities	300,000
Total Level 2	43,841,637
Level 3	-
Total	$ 43,867,015
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2010 4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 19, 2010